CONVERTIBLE NOTES AND NOTES PAYABLE - Activity of convertible notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONVERTIBLE NOTES AND NOTES PAYABLE.
Balance, beginning of period	$ 7,280
Amortization of debt discount	$ 0	$ 25
Extinguishment of debt discount		6,767
Loss on conversion of note		9,344
Conversion of notes to equity		(23,630)
Foreign currency translation		214
Balance, end of period		$ 7,280